Capital Stock and Changes in Capital Accounts (Tables)	6 Months Ended
Jun. 30, 2026
Capital Stock and Changes in Capital Accounts [Abstract]
Schedule of Share-based Compensation Restricted Stock and Restricted Stock Units Activity
Number of Shares
Weighted Average
Grant Date Price
Outstanding as of December 31, 2024 6,097,502 $ 3.30
Granted 2,000,000 1.84
Vested (3,134,365) 3.37
Outstanding as of June 30, 2025
4,963,137
$ 2.67
Outstanding as of December 31, 2025 4,963,137 $ 2.67
Granted 7,750,000 2.59
Vested (2,945,335) 2.99
Outstanding as of June 30, 2026 9,767,802 $ 2.51